UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Dwight Asset Management Company
Address:          100 Bank Street, #800
                  Burlington, VT 05401


Form 13F File Number: 028-11912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CHRIS BOLTON
Title:   ASSISTANT VP / CORPORATE ATTORNEY
Phone:   (802)383-4061

Signature, Place, and Date of Signing:


/s/ CHRIS BOLTON                    BURLINGTON, VT            May 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 18997
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number    Name

1                      028-11931               Old Mutual (US) Holdings Inc.


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

COLUMN 1     COLUMN 2        COLUMN 3  COLUMN 4  COLUMN 5             COLUMN 6       COLUMN 7         COLUMN 8

                                                 SHARES
                                                 OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF      TITLE OF        CUSIP      VALUE    PRN AMT PRN   CALL   ISCRETION      MANAGERS   SOLE      SHARED      NONE
ISSUER       CLASS                     ($000)
ISHARES TR MSCI EAFE IDX *   464287465   3617      47417  SH          DEFINED        1          47417
ISHARES TR RUSSELL MIDCAP *  464287499    673       6464  SH          DEFINED        1           6464
ISHARES TR S&P 500 INDEX *   464287200  11232      78850  SH          DEFINED        1          78850
ISHARES TR RUSSELL 2000 *    464287655   3475      43560  SH          DEFINED        1          43560
